Operating Lease Agreements - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Noncancellable lease agreements expiration date			Nov. 30, 2028
Rent expense	$ 1.7	$ 0.9	$ 3.4	$ 1.4
Future minimum lease receivable	$ 11.3		$ 11.3